Marsico Focus Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2026

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Aerospace & Defense
General Electric Co. DBA GE Aerospace	239,644	$89,562,152	8.20%
The Boeing Company*	220,560	47,744,623	4.37
		137,306,775	12.57
Broadline Retail
Amazon.com, Inc.*	322,395	76,839,624	7.04

Consumer Staples Merchandise Retail
Costco Wholesale Corp.	43,148	40,363,659	3.70

Diversified Banks
Citigroup, Inc.	345,998	48,425,880	4.43

Heavy Electrical Equipment
GE Vernova, Inc.	46,206	54,285,581	4.97

Hotels, Resorts & Cruise Lines
Viking Holdings Ltd.*	204,906	21,447,511	1.96

Interactive Media & Services
Alphabet, Inc. - Cl. A	149,705	53,500,076	4.90
Meta Platforms, Inc. - Cl. A	78,515	44,226,714	4.05
		97,726,790	8.95
Investment Banking & Brokerage
The Goldman Sachs Group, Inc.	45,948	46,470,429	4.26

Pharmaceuticals
Eli Lilly & Company	36,361	43,612,474	3.99

Semiconductor Materials & Equipment
ASML Holding N.V. - NY Reg. Shs.	34,147	67,933,408	6.22

Semiconductors
Micron Technology, Inc.	54,553	62,969,983	5.76
NVIDIA Corp.	392,459	78,527,121	7.19
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	122,709	58,602,137	5.37
		200,099,241	18.32
Systems Software
Microsoft Corp.	124,847	46,570,428	4.27

	Number of Shares	Value	Percent of Net Assets
Technology Hardware, Storage & Peripherals
Apple, Inc.	295,855	$85,608,603	7.84%

Transaction & Payment Processing Services
Visa, Inc. - Cl. A	104,908	35,992,886	3.30

TOTAL COMMON STOCKS (Cost $406,953,674)		1,002,683,289	91.82

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund - Premier Class, 3.59%#	91,464,434	91,464,434	8.37

TOTAL SHORT-TERM INVESTMENTS
(Cost $91,464,434)		91,464,434	8.37

TOTAL INVESTMENTS (Cost $498,418,108)		1,094,147,723	100.19

Liabilities, Less Cash and Other Assets		(2,117,198)	(0.19)

NET ASSETS		$1,092,030,525	100.00%

SUMMARY OF FAIR VALUE MEASUREMENTS

As of June 30, 2026, all investments disclosed in the preceding Schedule of Investments were classified as Level 1.

For more information on investment valuation and valuation inputs, refer to the Notes to Schedules of Investments.

* Non-income producing.

#  Rate shown is the 7-day yield as of June 30, 2026.

See Notes to Schedules of Investments.

Marsico Growth Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2026

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Aerospace & Defense
General Electric Co. DBA GE Aerospace	64,287	$24,025,981	6.19%
HEICO Corp.	24,913	8,873,761	2.29
The Boeing Company*	42,262	9,148,455	2.36
		42,048,197	10.84
Automobile Manufacturers
Tesla, Inc.*	19,438	8,175,623	2.11

Broadline Retail
Amazon.com, Inc.*	115,012	27,411,960	7.07

Consumer Staples Merchandise Retail
Costco Wholesale Corp.	17,860	16,707,494	4.31

Diversified Banks
Citigroup, Inc.	72,142	10,096,994	2.60

Heavy Electrical Equipment
GE Vernova, Inc.	13,414	15,759,572	4.06

Hotels, Resorts & Cruise Lines
Viking Holdings Ltd.*	36,432	3,813,337	0.98

Interactive Media & Services
Alphabet, Inc. - Cl. A	83,636	29,888,997	7.71
Meta Platforms, Inc. - Cl. A	26,406	14,874,236	3.83
		44,763,233	11.54
Investment Banking & Brokerage
The Goldman Sachs Group, Inc.	4,978	5,034,600	1.30

Pharmaceuticals
Eli Lilly & Company	10,364	12,430,893	3.21

Restaurants
DoorDash, Inc. - Cl. A*	46,364	8,555,549	2.21

Semiconductor Materials & Equipment
ASML Holding N.V. - NY Reg. Shs.	7,888	15,692,703	4.05

	Number of Shares	Value	Percent of Net Assets
Semiconductors
Advanced Micro Devices, Inc.*	13,481	$7,831,248	2.02%
Broadcom, Inc.	24,273	9,169,126	2.36
Micron Technology, Inc.	13,339	15,397,074	3.97
NVIDIA Corp.	149,345	29,882,441	7.71
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	55,496	26,503,225	6.83
		88,783,114	22.89
Specialty Chemicals
The Sherwin-Williams Company	29,324	10,096,840	2.60

Systems Software
Microsoft Corp.	56,959	21,246,846	5.48

Technology Hardware, Storage & Peripherals
Apple, Inc.	98,261	28,432,803	7.33

Transaction & Payment Processing Services
Mastercard, Inc. - Cl. A	24,838	12,756,797	3.29
Visa, Inc. - Cl. A	16,751	5,747,100	1.48
		18,503,897	4.77
TOTAL COMMON STOCKS (Cost $176,204,228)		377,553,655	97.35

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund - Premier Class, 3.59%#	18,920,986	18,920,986	4.88

TOTAL SHORT-TERM INVESTMENTS (Cost $18,920,986)		18,920,986	4.88

TOTAL INVESTMENTS (Cost $195,125,214)		396,474,641	102.23

Liabilities, Less Cash and Other Assets		(8,639,932)	(2.23)

NET ASSETS		$387,834,709	100.00%

SUMMARY OF FAIR VALUE MEASUREMENTS

As of June 30, 2026, all investments disclosed in the preceding Schedule of Investments were classified as Level 1.

For more information on investment valuation and valuation inputs, refer to the Notes to Schedules of Investments.

* Non-income producing.

# Rate shown is the 7-day yield as of June 30, 2026.

See Notes to Schedules of Investments.

Marsico Midcap Growth Focus Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2026

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Aerospace & Defense
AAR CORP.*	221,819	$31,704,590	3.37%
Axon Enterprise, Inc.*	39,382	22,077,943	2.35
HEICO Corp.	25,082	8,933,958	0.95
Rolls-Royce Holdings PLC	1,326,176	25,412,046	2.71
VSE Corp.	136,795	31,257,657	3.33
		119,386,194	12.71
Application Software
Clear Secure, Inc. - Cl. A	145,214	8,092,776	0.86
Datadog, Inc. - Cl. A*	112,884	29,390,478	3.13
Unity Software, Inc.*	875,430	25,019,790	2.66
		62,503,044	6.65
Asset Management & Custody Banks
Ares Management Corp. - Cl. A	207,817	23,132,110	2.46

Automotive Retail
O’Reilly Automotive, Inc.*	269,301	24,799,929	2.64

Biotechnology
Insmed, Inc.*	128,723	13,724,446	1.46
Revolution Medicines, Inc.*	219,460	41,100,469	4.38
		54,824,915	5.84
Building Products
Johnson Controls International PLC	125,715	18,368,219	1.96

Communications Equipment
Lumentum Holdings, Inc.*	18,736	16,076,612	1.71

Diversified Support Services
Cintas Corp.	135,646	23,070,672	2.46

Electrical Components & Equipment
AMETEK, Inc.	115,089	27,844,633	2.96

Electronic Components
Amphenol Corp. - Cl. A	159,678	28,154,425	3.00

	Number of Shares	Value	Percent of Net Assets
Heavy Electrical Equipment
GE Vernova, Inc.	28,140	$33,060,561	3.52%
Siemens Energy A.G.	149,927	28,402,630	3.02
		61,463,191	6.54
Hotels, Resorts & Cruise Lines
Hyatt Hotels Corp. - Cl. A	87,842	17,027,293	1.81
Viking Holdings Ltd.*	373,486	39,092,780	4.16
		56,120,073	5.97
Independent Power Producers & Energy Traders
Talen Energy Corp.*	82,191	31,582,714	3.36

Insurance Brokers
Arthur J. Gallagher & Company	81,899	18,801,553	2.00

Investment Banking & Brokerage
Evercore, Inc. - Cl. A	79,919	27,287,543	2.90

Leisure Products
Acushnet Holdings Corp.	100,319	11,890,811	1.27

Movies & Entertainment
IMAX Corp.*	219,503	8,749,390	0.93
TKO Group Holdings, Inc.	148,524	29,899,366	3.18
		38,648,756	4.11
Other Specialty Retail
Five Below, Inc.*	72,578	13,048,799	1.39

Passenger Airlines
United Airlines Holdings, Inc.*	215,205	29,265,728	3.11

Pharmaceuticals
Teva Pharmaceutical Industries Ltd. Spon. ADR*	353,219	11,967,060	1.27

Real Estate Services
CBRE Group, Inc. - Cl. A*	78,825	10,616,939	1.13

Regional Banks
East West Bancorp, Inc.	95,692	12,352,880	1.32

Restaurants
Yum! Brands, Inc.	164,295	26,264,199	2.80

Semiconductor Materials & Equipment
MKS, Inc.	88,154	39,210,899	4.17

	Number of Shares/Warrants	Value	Percent of Net Assets
Semiconductors
MACOM Technology Solutions Holdings, Inc.*	43,726	$16,632,059	1.77%

Soft Drinks & Non-alcoholic Beverages
Coca-Cola Europacific Partners PLC	119,262	11,934,548	1.27

Specialty Chemicals
Solstice Advanced Materials, Inc.	263,005	23,302,243	2.48
The Sherwin-Williams Company	54,032	18,604,298	1.98
		41,906,541	4.46
Systems Software
Nebius Group N.V.*	59,473	16,424,658	1.75

Trading Companies & Distributors
United Rentals, Inc.	23,917	27,095,330	2.88
Watsco, Inc.	14,415	6,007,163	0.64
		33,102,493	3.52

TOTAL COMMON STOCKS (Cost $640,296,899)		906,682,197	96.50

WARRANTS

Application Software
Constellation Software, Inc. Warrants, Strike Price: Pending, Expiration Date: March 31, 2040*@^	5,185	0	0.00

TOTAL WARRANTS (Cost $0)		0	0.00

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund - Premier Class, 3.59%#	34,023,558	34,023,558	3.62

TOTAL SHORT-TERM INVESTMENTS (Cost $34,023,558)		34,023,558	3.62

TOTAL INVESTMENTS (Cost $674,320,457)		940,705,755	100.12

Liabilities, Less Cash and Other Assets		(1,094,763)	(0.12)

NET ASSETS		$939,610,992	100.00%

SUMMARY OF FAIR VALUE MEASUREMENTS

The following is a summary of the fair values of the Fund’s investments according to the valuation inputs utilized as of June 30, 2026.

Fund Investment by Major Security Type	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Assets
Common Stocks	$906,682,197	$-	$-		$906,682,197
Warrants
Information Technology	-	-	-	**	-
Short-term Investments	34,023,558	-	-		34,023,558
	$940,705,755	$-	$-		$940,705,755

**  Constellation Software, Inc. warrants represent the only Level 3 security held by the Fund.

For more information on investment valuation and valuation inputs, refer to the Notes to Schedules of Investments.

* Non-income producing.

@ Security valued at fair value using significant unobservable inputs as determined in good faith by Marsico Capital Management, LLC (the “Adviser”), as the Fund’s Board of Trustees’ valuation designee, in accordance with the Fund’s policy and procedures. As of June 30, 2026, the total value of Level 3 securities was $0, which represents 0.00% of the Fund’s net assets.

^ As of June 30, 2026, certain information for the security, such as the strike price, is pending announcement by the issuer.

# Rate shown is the 7-day yield as of June 30, 2026.

See Notes to Schedules of Investments.

Marsico International Opportunities Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2026

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Aerospace & Defense
General Electric Co. DBA GE Aerospace	16,464	$6,153,091	3.03%
Rolls-Royce Holdings PLC	863,014	16,536,984	8.13
Safran S.A.	23,739	9,357,842	4.60
The Boeing Company*	27,252	5,899,240	2.90
		37,947,157	18.66
Application Software
SAP S.E. Spon. ADR	47,873	7,377,708	3.63

Automobile Manufacturers
Ferrari N.V.	16,142	6,009,505	2.96

Broadline Retail
Amazon.com, Inc.*	29,891	7,124,221	3.50

Diversified Banks
Banco Santander S.A.	467,269	6,451,666	3.17

Heavy Electrical Equipment
GE Vernova, Inc.	5,970	7,013,914	3.45
Siemens Energy A.G.	34,516	6,538,817	3.21
		13,552,731	6.66
Industrial Conglomerates
Siemens A.G.	14,395	4,624,278	2.27

Industrial Gases
Linde PLC	17,093	8,870,242	4.36

Interactive Media & Services
Alphabet, Inc. - Cl. A	21,329	7,622,345	3.75

Investment Banking & Brokerage
The Goldman Sachs Group, Inc.	5,960	6,027,765	2.96

Movies & Entertainment
Spotify Technology S.A.*	11,086	5,089,915	2.50

Pharmaceuticals
Teva Pharmaceutical Industries Ltd. Spon. ADR*	207,591	7,033,183	3.46

	Number of Shares/Warrants	Value	Percent of Net Assets
Semiconductor Materials & Equipment
ASML Holding N.V.	5,343	$10,508,994	5.17%
Tokyo Electron Ltd.	14,900	7,069,929	3.47
		17,578,923	8.64
Semiconductors
ARM Holdings PLC ADR*	24,460	8,672,782	4.26
Infineon Technologies A.G.	88,028	8,214,433	4.04
Micron Technology, Inc.	6,772	7,816,852	3.84
NVIDIA Corp.	47,837	9,571,705	4.71
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	34,541	16,495,745	8.11
		50,771,517	24.96
Soft Drinks & Non-alcoholic Beverages
Coca-Cola Europacific Partners PLC	81,272	8,132,889	4.00

TOTAL COMMON STOCKS (Cost $130,399,926)		194,214,045	95.48

WARRANTS

Application Software
Constellation Software, Inc. Warrants, Strike Price: Pending, Expiration Date: March 31, 2040*@^	306	0	0.00

TOTAL WARRANTS (Cost $0)		0	0.00

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund - Premier Class, 3.59%#	9,231,283	9,231,283	4.54

TOTAL SHORT-TERM INVESTMENTS (Cost $9,231,283)		9,231,283	4.54

TOTAL INVESTMENTS (Cost $139,631,209)		203,445,328	100.02

Liabilities, Less Cash and Other Assets		(48,213)	(0.02)

NET ASSETS		$203,397,115	100.00%

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Canada	$0	0.00%
France	9,357,842	4.60
Germany	26,755,236	13.15
Israel	7,033,183	3.46
Italy	6,009,505	2.95
Japan	7,069,929	3.47
Netherlands	10,508,994	5.17
Spain	6,451,666	3.17
Sweden	5,089,915	2.50
Taiwan	16,495,745	8.11
United Kingdom	42,212,897	20.75
United States (1)	66,460,416	32.67
	$203,445,328	100.00%

(1) Includes short-term securities.

SUMMARY OF FAIR VALUE MEASUREMENTS

The following is a summary of the fair values of the Fund’s investments according to the valuation inputs utilized as of June 30, 2026.

Fund Investment by Major Security Type	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Assets
Common Stocks	$194,214,045	$-	$-		$194,214,045
Warrants
Information Technology	-	-	-	**	-
Short-term Investments	9,231,283	-	-		9,231,283
	$203,445,328	$-	$-		$203,445,328

**  Constellation Software, Inc. warrants represent the only Level 3 security held by the Fund.

For more information on investment valuation and valuation inputs, refer to the Notes to Schedules of Investments.

* Non-income producing.

@ Security valued at fair value using significant unobservable inputs as determined in good faith by the Adviser, as the Fund’s Board of Trustees’ valuation designee, in accordance with the Fund’s policy and procedures. As of June 30, 2026, the total value of Level 3 securities was $0, which represents 0.00% of the Fund’s net assets.

^ As of June 30, 2026, certain information for the security, such as the strike price, is pending announcement by the issuer.

#   Rate shown is the 7-day yield as of June 30, 2026.

See Notes to Schedules of Investments.

Marsico Global Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2026

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Aerospace & Defense
General Electric Co. DBA GE Aerospace	51,717	$19,328,194	4.34%
Rolls-Royce Holdings PLC	2,114,160	40,511,314	9.09
Safran S.A.	40,461	15,949,603	3.58
The Boeing Company*	58,944	12,759,608	2.87
		88,548,719	19.88
Application Software
SAP S.E. Spon. ADR	92,921	14,320,055	3.21

Broadline Retail
Amazon.com, Inc.*	82,846	19,745,516	4.43

Consumer Staples Merchandise Retail
Costco Wholesale Corp.	4,594	4,297,549	0.96

Diversified Banks
Banco Santander S.A.	692,020	9,554,843	2.14

Heavy Electrical Equipment
GE Vernova, Inc.	13,455	15,807,741	3.55
Siemens Energy A.G.	80,256	15,203,943	3.41
		31,011,684	6.96
Interactive Media & Services
Alphabet, Inc. - Cl. A	32,752	11,704,582	2.63
Meta Platforms, Inc. - Cl. A	26,743	15,064,065	3.38
		26,768,647	6.01
Investment Banking & Brokerage
The Goldman Sachs Group, Inc.	18,449	18,658,765	4.19

Movies & Entertainment
Spotify Technology S.A.*	23,538	10,807,002	2.43

Pharmaceuticals
Teva Pharmaceutical Industries Ltd. Spon. ADR*	366,627	12,421,323	2.79

Semiconductor Materials & Equipment
ASML Holding N.V. - NY Reg. Shs.	17,601	35,016,133	7.86
Lam Research Corp.	34,706	15,039,151	3.38
		50,055,284	11.24

	Number of Shares	Value	Percent of Net Assets
Semiconductors
Infineon Technologies A.G.	191,231	$17,844,937	4.00%
Micron Technology, Inc.	24,771	28,592,918	6.42
NVIDIA Corp.	114,296	22,869,487	5.13
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	100,423	47,959,012	10.77
		117,266,354	26.32
Soft Drinks & Non-alcoholic Beverages
Coca-Cola Europacific Partners PLC	131,598	13,169,012	2.96

Systems Software
Microsoft Corp.	30,159	11,249,910	2.53

TOTAL COMMON STOCKS (Cost $213,645,975)		427,874,663	96.05

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund - Premier Class, 3.59%#	17,586,005	17,586,005	3.95

TOTAL SHORT-TERM INVESTMENTS (Cost $17,586,005)		17,586,005	3.95

TOTAL INVESTMENTS (Cost $231,231,980)		445,460,668	100.00

Liabilities, Less Cash and Other Assets		(7,032)	(0.00)

NET ASSETS		$445,453,636	100.00%

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
France	$15,949,603	3.58%
Germany	47,368,935	10.63
Israel	12,421,323	2.79
Netherlands	35,016,133	7.86
Spain	9,554,843	2.14
Sweden	10,807,002	2.43
Taiwan	47,959,012	10.77
United Kingdom	53,680,326	12.05
United States(1)	212,703,491	47.75
	$445,460,668	100.00%

(1) Includes short-term securities.

SUMMARY OF FAIR VALUE MEASUREMENTS

As of June 30, 2026, all investments disclosed in the preceding Schedule of Investments were classified as Level 1.

For more information on investment valuation and valuation inputs, refer to the Notes to Schedules of Investments.

* Non-income producing.

# Rate shown is the 7-day yield as of June 30, 2026.

See Notes to Schedules of Investments.

Notes to Schedules of Investments

Investment Valuation — A security traded on a recognized stock exchange is generally valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale price is reported on the valuation date, the most current bid price will generally be used, with the exception of short option positions which will generally utilize the most current ask price. Other securities for which over-the-counter market quotations are readily available are generally valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined, in accordance with the Funds’ policies and procedures, in good faith by the Adviser, subject to the Board’s general supervision of the Adviser as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act). The Funds’ policies and procedures, including those wherein the Adviser has been approved as the Board’s valuation designee, have been duly approved by the Board. When a security has been “fair valued,” consideration is given to facts and circumstances relevant to the particular situation, including a review of the various factors set forth in the Funds’ policies and procedures. The Funds may use pricing services to assist in determining market value. The Adviser, as the Board’s valuation designee, has proposed and the Board has approved the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related US-traded securities, as represented by, for example, the S&P 500 Index.

“Fair Value Measurements and Disclosures” (the “Fair Value Statement”) defines fair value, establishes a framework for measuring fair value in Generally Accepted Accounting Principles (“GAAP”), and expands disclosures about fair value measurements. Under the Fair Value Statement, various inputs are used in determining the value of the Funds’ investments.

These inputs are summarized into three broad levels and described below:

●         Level 1 – unadjusted quoted prices in active markets for identical investments

●         Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, and evaluated quotations obtained from pricing services)

●         Level 3 – significant unobservable inputs (including the Funds’ assumptions that market participants would use in determining the fair value of investments)

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers between the levels during the reporting period. As of June 30, 2026, the fair values of each Fund’s investments according to the valuation inputs utilized are reflected in the “Summary of Fair Value Measurements” on the Fund’s Schedule of Investments. The Funds did not hold a significant amount of Level 3 securities as of June 30, 2026.

Foreign Currency Translation — The accounting records of the Funds are maintained in US dollars. For valuation purposes, values of securities denominated in foreign currencies are translated into US dollars at 4:00 p.m. Eastern Time. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains and losses on foreign currency transactions arise from sales of portfolio securities, forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the end of the reporting period. Net unrealized appreciation or depreciation on investments and foreign currency translations arises from changes in the value of assets and liabilities, including investments in securities at the end of the reporting period, resulting from changes in the exchange rates and changes in market prices of securities held.

Transactions in foreign-denominated assets may involve greater risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk.

Federal Income Tax Information — “Accounting for Uncertainty in Income Taxes” (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years, consisting of fiscal years 2022-2026 as defined by Internal Revenue Service (“IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended June 30, 2026, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At June 30, 2026, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

	Focus Fund	Growth Fund	Midcap Growth Focus Fund	International Opportunities Fund	Global Fund
Cost of Investments	$498,425,965	$195,395,174	$672,634,618	$139,639,409	$231,242,226

Gross Unrealized Appreciation	$597,132,732	$201,248,051	$274,786,902	$66,358,086	$221,055,633
Gross Unrealized Depreciation	(1,410,974)	(168,584)	(6,715,765)	(2,552,167)	(6,837,191)

Net Unrealized Appreciation on Investments	$595,721,758	$201,079,467	$268,071,137	$63,805,919	$214,218,442

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.